Other Income - Schedule of Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Line Items]
Gain (loss) on divestitures, net of divestitures related costs	$ (22)	$ 15	$ 3
Gain (loss) on sale of assets	2	2	25
Other, net	2	(4)	21
Total other income (loss)	$ (18)	$ 14	$ 49